Related parties - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related parties
Remuneration fees to board of directors	$ 4,983	$ 3,582
Payment of key management personnel compensation	$ 35,906	$ 27,359
Ownership interest held by government	88.49%